Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal Year	Summary Compensation table total for first PEO (1)(7)	Summary Compensation Table Total for Second PEO (2)(7)	Compensation Actually Paid to First PEO (1)(7)	Compensation Actually Paid to Second PEO (2)(7)	Average Summary Compensation Table Total for Non-PEO NEOs (3)(8)	Average Compensation Actually Paid to Non-PEO NEOs (3)(8)	Value of initial $100 investment based on:		Net Loss (in thousands)	Non-GAAP Operating Margin (6)
							Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)
2023	$771,835	$54,055,629	$771,835	$52,437,490	$18,760,864	$3,942,402	$22.26	$94.95	$(328,352)	6%
2022	$669,646	N/A	$669,646	N/A	$18,691,013	$5,359,470	$52.94	$113.78	$(525,586)	8%

Company Selected Measure Name	Non-GAAP operating margin
Named Executive Officers, Footnote [Text Block]
(1) Daniel Dines is our co-founder and has served as our Chairman and Co-Chief Executive Officer since May 2022 and Chief Executive Officer since the Company’s founding in 2015. Mr. Dines is our first PEO in both fiscal years presented.
(2) Robert Enslin has served as our Co-Chief Executive Officer since May 2022 and is presented as our second PEO in fiscal year 2023.
(3) Refer to the Summary Compensation Table ("SCT") above for the listing of our Non-PEO NEOs for each fiscal year presented.

Peer Group Issuers, Footnote [Text Block]	(5) The peer group used in the relevant year corresponds with the peer groups used by the Company in that year for the purposes of the disclosure required pursuant to Item 201(e) if Regulation S-K, in our Annual Report. The peer group is the S&P 500 Technology Index. The calculation assumes a $100 investment at April 21, 2021, the date our Class A common stock began trading on the New York Stock Exchange, through the end of the respective fiscal year, with cash dividends reinvested as applicable.
Adjustment To PEO Compensation, Footnote [Text Block]	(7) Reconciliations of SCT data to Compensation Actually Paid ("CAP") for fiscal 2023 and 2022 for PEOs are included in the table below:

	PEO 1 (Daniel Dines)		PEO 2 (Robert Enslin)
	Fiscal Year		Fiscal Year
	2023	2022	2023	2022
Summary Compensation Table Total	$771,835	$669,646	$54,055,629	N/A
Deduct: Fair value of awards granted during the fiscal year	—	—	$(53,029,864)	N/A
Add: Fair value of awards at fiscal year-end that were granted during the fiscal year	—	—	$48,666,599	N/A
Add: Fair value as of vesting date of equity awards granted and vested during the fiscal year	—	—	$2,745,126	N/A
Compensation Actually Paid Table Total	$771,835	$669,646	$52,437,490	N/A

Non-PEO NEO Average Total Compensation Amount	$ 18,760,864	$ 18,691,013
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,942,402	5,359,470
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(8) Reconciliation of SCT table data to CAP for fiscal 2023 and 2022 for Non-PEO NEOs is included in the table below:

	Average for Non-PEO NEOs
	Fiscal Year
	2023	2022
Summary Compensation Table Total	$18,760,864	$18,691,013
Deduct: Fair value of awards granted during the fiscal year	$(17,994,309)	$(18,033,471)
Add: Fair value of awards at fiscal year-end that were granted during the fiscal year	$10,249,543	$14,205,494
Add: Year-over-year change in fair value of outstanding and unvested equity awards	$(7,545,760)	$(10,215,162)
Add: Fair value as of vesting date of equity awards granted and vested during the fiscal year	$4,427,840	—
Add: Year-over-year change in fair value of equity awards granted in prior fiscal years that vested during the fiscal year	$(3,955,776)	$711,596
Compensation Actually Paid Table Total	$3,942,402	$5,359,470

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular Disclosure of Most Important Performance-Related Measures
The following table sets forth an unranked list of performance measures that, in our assessment, represent the most important performance measures the company used to link executive compensation actually paid to the principal executive officer and other named executive officers to company performance in the most recent fiscal year. We are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine named executive officer compensation. For more information, see Executive Compensation—Compensation Discussion and Analysis above.

Metric	Definition
Annualized Renewal Run-rate ("ARR")	We define Annualized Renewal Run-rate ("ARR") as annualized invoiced amounts per solution SKU from subscription licenses and maintenance and support obligations assuming no increases or reductions in customers' subscriptions. ARR does not include the costs we may incur to obtain such subscription licenses or provide such maintenance and support, and does not reflect any actual or anticipated reductions in invoiced value due to contract non-renewals or service cancellations other than for specific reserves, for example those for credit losses or disputed amounts.
Non-GAAP Operating Margin	We define non-GAAP operating margin as non-GAAP operating income divided by revenue. We calculate non-GAAP operating income and margin by excluding the following items that are included in GAAP operating income (loss): stock-based compensation expense; amortization of acquired intangibles; employer payroll tax expense related to employee equity transactions; restructuring costs; and charitable donations of Class A common stock.
Non-GAAP operating margin was selected as the Company-selected measure for the below Pay Versus Performance table because we measured our performance against this metric in fiscal year 2023 and compensated our named executive officers ("NEOs") based on that performance.

Total Shareholder Return Amount	$ 22.26	52.94
Peer Group Total Shareholder Return Amount	94.95	113.78
Net Income (Loss)	$ (328,352,000)	$ (525,586,000)
Company Selected Measure Amount	0.06	0.08
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annualized Renewal Run-rate ("ARR")
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Non-GAAP Measure Description [Text Block]	We define non-GAAP operating margin as non-GAAP operating income divided by revenue. We calculate non-GAAP operating income and margin by excluding the following items that are included in GAAP operating income (loss): stock-based compensation expense; amortization of acquired intangibles; employer payroll tax expense related to employee equity transactions; restructuring costs; and charitable donations of Class A common stock.
Dines [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 771,835	$ 669,646
PEO Actually Paid Compensation Amount	$ 771,835	$ 669,646
PEO Name	Daniel Dines	Daniel Dines
Enslin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 54,055,629
PEO Actually Paid Compensation Amount	$ 52,437,490
PEO Name	Robert Enslin
PEO [Member] | Dines [Member] | Fair value of awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
PEO [Member] | Dines [Member] | Fair value of awards at fiscal year-end that were granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Dines [Member] | Fair value as of vesting date of equity awards granted and vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Enslin [Member] | Fair value of awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,029,864)
PEO [Member] | Enslin [Member] | Fair value of awards at fiscal year-end that were granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,666,599
PEO [Member] | Enslin [Member] | Fair value as of vesting date of equity awards granted and vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,745,126
Non-PEO NEO [Member] | Fair value of awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,994,309)	(18,033,471)
Non-PEO NEO [Member] | Fair value of awards at fiscal year-end that were granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,249,543	14,205,494
Non-PEO NEO [Member] | Fair value as of vesting date of equity awards granted and vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,427,840	0
Non-PEO NEO [Member] | Year over year change in fair value of outstanding and unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,545,760)	(10,215,162)
Non-PEO NEO [Member] | Year over year change in fair value of equity awards granted in prior fiscal years vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,955,776)	$ 711,596